Employee benefit plans (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Employee benefit plans
Decrease in pension liability	€ (241,495)
Pension liabilities	€ 541,127	€ 782,622
Interest rate	4.20%	1.40%